RISK MANAGEMENT - information about credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 182,282,743	$ 173,819,116
Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553	94,600,648
Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283	22,870,685
Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,279,408	1,156,198
Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	24,550,829	23,198,204
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		153,894,099
Financial assets neither past due nor impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		83,632,770
Financial assets neither past due nor impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		28,666,461
Financial assets neither past due nor impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		20,280,416
Financial assets neither past due nor impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		958,491
Financial assets neither past due nor impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		20,355,961
Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		7,712,055
Financial assets past due but not impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		3,214,860
Financial assets past due but not impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,758,162
Financial assets past due but not impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,513,063
Financial assets past due but not impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		80,805
Financial assets past due but not impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,145,165
Financial assets impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		12,212,962
Financial assets impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		7,753,018
Financial assets impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,568,758
Financial assets impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,077,206
Financial assets impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		116,902
Financial assets impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		$ 1,697,078
Stage 1 [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	159,769,601
Stage 1 [Member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	80,068,756
Stage 1 [Member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	35,957,631
Stage 1 [Member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	21,584,674
Stage 1 [Member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,088,656
Stage 1 [Member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	21,069,884
Stage 2 [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	10,000,338
Stage 2 [Member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,763,023
Stage 2 [Member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,969,289
Stage 2 [Member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,340,380
Stage 2 [Member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	70,219
Stage 2 [Member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,857,427
Stage 3 [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,512,804
Stage 3 [Member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,936,774
Stage 3 [Member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,773,750
Stage 3 [Member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,058,229
Stage 3 [Member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	120,533
Stage 3 [Member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 1,623,518